Share Capital (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Capital Abstract
Stock option exercises, shares	926,250	220,000
Stock option exercises, value	$ 572	$ 198
Warrant exercises, shares		15,000
Warrant exercises, value		$ 21